Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income [Abstract]
Other Comprehensive Income
(15) Other Comprehensive Income

The following is a summary of the accumulated other comprehensive income (loss) balances, net of tax:

	For the year ended 12/31/13
		Other	Amount	Other
		Comprehensive	reclassified	Comprehensive
		Income (loss)-	from Accumulated	Income (loss)-
	Balance at	Before	Other Comprehensive	Year	Balance at
	12/31/2012	Reclassifications	Income	ended 12/31/13	12/31/2013

Net unrealized holding gain (loss) on securities available for sale, net of tax	$3,755	(20,860)	(973)	(21,833)	(18,078)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	(2,506)	6,349	-	6,349	3,843
Net change in net actuarial loss and prior service credit on pension and postretirement benefit plans, net of tax	309	-	123	123	432
Accumulated other comprehensive income (loss), net of tax	$1,558	(14,511)	(850)	(15,361)	(13,803)

	For the year ended 12/31/12
		Other	Amount	Other
		Comprehensive	reclassified	Comprehensive
		Income (loss)-	from Accumulated	Income (loss)-
	Balance at	Before	Other Comprehensive	Year	Balance at
	12/31/2011	Reclassifications	Income	ended 12/31/12	12/31/2012

Net unrealized holding gain (loss) on securities available for sale, net of tax	$(1,018)	6,070	(1,297)	4,773	3,755
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	(1,758)	(748)	-	(748)	(2,506)
Net change in net actuarial loss and prior service credit on pension and postretirement benefit plans, net of tax	283	-	26	26	309
Accumulated other comprehensive income (loss), net of tax	$(2,493)	5,322	(1,271)	4,051	1,558

	For the year ended 12/31/11
		Other	Amount	Other
		Comprehensive	reclassified	Comprehensive
		Income (loss)-	from Accumulated	Income (loss)-
	Balance at	Before	Other Comprehensive	Year	Balance at
	12/31/2010	Reclassifications	Income	ended 12/31/11	12/31/2011

Net unrealized holding gain (loss) on securities available for sale, net of tax	$(5,607)	5,446	(857)	4,589	(1,018)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	1,100	(2,858)	-	(2,858)	(1,758)
Net change in net actuarial loss and prior service credit on pension and postretirement benefit plans, net of tax	388	-	(105)	(105)	283
Accumulated other comprehensive income (loss), net of tax	$(4,119)	2,588	(962)	1,626	(2,493)

The following represents the reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011:

	Years Ended			Affected
	December 31,			Line Item
	2013	2012	2011	in Statements
Unrealized gains (losses) on securities available for sale

Realized gain on securities transactions	$1,622	2,161	1,428	Net gain on securities transactions
Income tax expense	(649)	(864)	(571)	Income taxes
Net of tax	973	1,297	857

Amortization of pension and postretirement benefit items

Amortization of net actuarial loss	(467)	(306)	(85)	Salaries and employee benefits
Amortization of prior service credit	262	262	262	Salaries and employee benefits
Income tax benefit	82	18	(72)	Income taxes
Net of tax	(123)	(26)	105

Total reclassifications, net of tax	$850	1,271	962